Income Taxes - Current and Deferred Portions of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Current income tax expense	$ 120,366	$ 78	$ 56,898
Deferred tax expense/(benefit)	(3,054,564)	(6,582)	192,741
Income tax expense/(benefit), net	$ (2,934,198)	$ (6,504)	$ 249,639